Parliamentary Committee of Inquiry ('CPI')	12 Months Ended
Dec. 31, 2023
Parliamentary Committee Of Inquiry
Parliamentary Committee of Inquiry ('CPI')
34.
PARLIAMENTARY COMMITTEE OF INQUIRY (‘CPI’)

On June 17, 2021, the Legislative Assembly of Minas Gerais has established a Parliamentary Committee of Inquiry (‘CPI’) to investigate management acts of Cemig since January 2019. CPI was entitled to investigate the facts underlying the application for its creation, and requested, through application, several documents and information related, mainly, human resources management and purchasing processes which were fully met by the Company within the stipulated deadlines.

On February 18, 2022 the CPI approved its final report, to be submitted to the Public Attorneys’ Office of Minas Gerais State, and other control bodies, for assessment of what further referrals of it should be made.

In August 2023, the prosecutors of the Public Attorneys’ Office of Minas Gerais decided to set aside the Public Civil Inquiries that were investigating events referred to in the CPI. The decisions stated that all acts of Cemig's management were regular. The only matter pending is conclusion of the investigation by the Minas Gerais Civil Police in relation to the IBM contract.

It should be noted that the Company carries out regular audits of its contracting processes, and no material impacts were identified in the financial statements for the year ending December 31, 2023 or in the financial statements for previous years.